Pioneer Select Mid Cap Growth Fund

Schedule of Investments | February 28, 2021

Ticker Symbols: Class A PGOFX Class C GOFCX Class K PSMKX Class R PGRRX Class Y GROYX

Schedule of Investments | 2/28/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.6%
	COMMON STOCKS - 99.6% of Net Assets
	Aerospace & Defense - 1.2%
118,309	HEICO Corp.	$14,880,906
453,329	Spirit AeroSystems Holdings, Inc.	19,416,081
	Total Aerospace & Defense	$34,296,987
	Biotechnology - 7.6%
145,292(a)	Alnylam Pharmaceuticals, Inc.	$21,517,745
132,326(a)	Exact Sciences Corp.	18,012,215
415,984(a)	Fate Therapeutics, Inc.	37,322,085
413,482(a)	FibroGen, Inc.	20,686,504
100,723(a)	Mirati Therapeutics, Inc.	20,237,265
188,235(a)	Moderna, Inc.	29,140,660
333,987(a)	Natera, Inc.	38,772,551
257,982(a)	Replimune Group, Inc.	8,933,917
186,317(a)	Sage Therapeutics, Inc.	15,836,945
	Total Biotechnology	$210,459,887
	Building Products - 0.7%
221,442(a)	Trex Co., Inc.	$20,292,945
	Total Building Products	$20,292,945
	Capital Markets - 2.5%
110,335	MSCI, Inc.	$45,736,064
309,569	Tradeweb Markets, Inc.	22,533,528
	Total Capital Markets	$68,269,592
	Chemicals - 1.4%
87,348	Albemarle Corp.	$13,731,979
996,168	Element Solutions, Inc.	17,980,833
110,587	Sociedad Quimica y Minera de Chile S.A. (A.D.R.)	5,927,463
	Total Chemicals	$37,640,275
	Commercial Services & Supplies - 0.7%
171,481(a)	Copart, Inc.	$18,718,866
	Total Commercial Services & Supplies	$18,718,866
	Containers & Packaging - 0.9%
246,245(a)	Crown Holdings, Inc.	$23,531,172
	Total Containers & Packaging	$23,531,172
	Distributors - 0.5%
38,094	Pool Corp.	$12,752,728
	Total Distributors	$12,752,728
	Diversified Consumer Services - 0.3%
210,037(a)	Terminix Global Holdings, Inc.	$9,453,765
	Total Diversified Consumer Services	$9,453,765
	Electrical Equipment - 3.8%
132,808	EnerSys	$11,989,906
190,977(a)	Generac Holdings, Inc.	62,938,380
47,422	Rockwell Automation, Inc.	11,536,824
964,658	Vertiv Holdings Co.	20,190,292
	Total Electrical Equipment	$106,655,402
	Electronic Equipment, Instruments & Components - 2.4%
131,135	CDW Corp.	$20,573,770
1,357,542(a)	Flex, Ltd.	24,693,689
256,053(a)	II-VI, Inc.	21,585,268
	Total Electronic Equipment, Instruments & Components	$66,852,727
	Entertainment - 2.5%
107,672(a)	Roku, Inc.	$42,582,123
89,045(a)	Spotify Technology S.A.	27,370,652
	Total Entertainment	$69,952,775
	Equity Real Estate Investment Trusts (REITs) - 0.4%
532,179	Park Hotels & Resorts, Inc.	$11,574,893
	Total Equity Real Estate Investment Trusts (REITs)	$11,574,893
	Food & Staples Retailing - 0.9%
151,265(a)	BJ's Wholesale Club Holdings, Inc.	$6,077,827
71,178	Casey's General Stores, Inc.	14,375,109
142,013(a)	Grocery Outlet Holding Corp.	5,111,048
	Total Food & Staples Retailing	$25,563,984
	Food Products - 1.1%
118,329	Bunge, Ltd.	$9,061,635
876,751(a)	Nomad Foods, Ltd.	20,708,858
	Total Food Products	$29,770,493
	Health Care Equipment & Supplies - 6.1%
43,426(a)	Align Technology, Inc.	$24,627,319
41,935(a)	DexCom, Inc.	16,680,904
34,629(a)	IDEXX Laboratories, Inc.	18,012,967
105,970(a)	Insulet Corp.	27,456,827
81,176(a)	Penumbra, Inc.	23,088,890
180,769	ResMed, Inc.	34,848,648
65,987	Teleflex, Inc.	26,270,744
	Total Health Care Equipment & Supplies	$170,986,299
Shares		Value
	Health Care Providers & Services - 2.4%
102,868(a)	Amedisys, Inc.	$26,091,439
138,880(a)	Molina Healthcare, Inc.	30,103,629
81,534	Quest Diagnostics, Inc.	9,424,515
	Total Health Care Providers & Services	$65,619,583
	Health Care Technology - 2.6%
125,567(a)	Teladoc Health, Inc.	$27,761,608
163,614(a)	Veeva Systems, Inc.	45,829,918
	Total Health Care Technology	$73,591,526
	Hotels, Restaurants & Leisure - 5.2%
802,093	Brinker International, Inc.	$55,015,559
17,686(a)	Chipotle Mexican Grill, Inc.	25,503,212
285,774(a)	DraftKings, Inc.	17,583,674
148,698(a)	Penn National Gaming, Inc.	17,216,254
305,949	Wendy's Co.	6,250,538
60,904	Wingstop, Inc.	8,292,080
104,772(a)	Wynn Resorts Ltd.	13,801,616
	Total Hotels, Restaurants & Leisure	$143,662,933
	Household Durables - 0.9%
121,790	D.R. Horton, Inc.	$9,361,997
85,260(a)	TopBuild Corp.	16,234,357
	Total Household Durables	$25,596,354
	Household Products - 0.4%
58,946	Clorox Co.	$10,672,173
	Total Household Products	$10,672,173
	Industrials - 0.2%
31,737	Kansas City Southern	$6,739,035
	Total Industrials	$6,739,035
	Information Technology - 3.5%
320,908	Amphenol Corp.	$40,331,717
98,777	Lam Research Corp.	56,025,327
	Total Information Technology	$96,357,044
	Insurance - 0.4%
759,496(a)	MetroMile, Inc.	$11,388,643
	Total Insurance	$11,388,643
	Interactive Media & Services - 3.7%
178,813(a)	IAC/InterActive Corp.	$43,778,787
145,239(a)	Match Group, Inc.	22,199,781
318,391(a)	Pinterest, Inc.	25,655,947
146,359(a)	Twitter, Inc.	11,278,424
	Total Interactive Media & Services	$102,912,939
	Internet & Direct Marketing Retail - 1.7%
90,652(a)	Etsy, Inc.	$19,967,916
36,099(a)	Stamps.com, Inc.	6,567,491
67,855(a)	Wayfair, Inc.	19,608,738
	Total Internet & Direct Marketing Retail	$46,144,145
	IT Services - 8.5%
173,516(a)	Akamai Technologies, Inc.	$16,397,262
182,728	Booz Allen Hamilton Holding Corp.	14,095,638
92,599(a)	EPAM Systems, Inc.	34,595,912
553,707	Genpact, Ltd.	22,391,911
106,860	Global Payments, Inc.	21,157,212
92,721(a)	Okta, Inc.	24,241,906
479,914(a)	Rackspace Technology, Inc.	10,087,792
6,000(a)	Shopify, Inc.	7,789,889
77,376(a)	Square, Inc.	17,798,801
127,314(a)	Twilio, Inc.	50,019,124
89,745(a)	WEX, Inc.	18,698,371
	Total IT Services	$237,273,818
	Leisure Products - 0.7%
153,816(a)	Peloton Interactive, Inc.	$18,530,214
	Total Leisure Products	$18,530,214
	Life Sciences Tools & Services - 3.0%
149,901(a)	10X Genomics, Inc.	$26,680,879
181,351	Agilent Technologies, Inc.	22,137,517
92,827(a)	Charles River Laboratories International, Inc.	26,561,518
238,502(a)	Pacific Biosciences of California, Inc.	7,291,006
	Total Life Sciences Tools & Services	$82,670,920
	Machinery - 1.7%
175,009(a)	Middleby Corp.	$25,623,068
195,941	Oshkosh Corp.	20,769,746
	Total Machinery	$46,392,814
	Media - 0.7%
150,003	Nexstar Media Group, Inc.	$20,632,913
	Total Media	$20,632,913
	Metals & Mining - 0.8%
673,922(a)	Freeport-McMoRan, Inc.	$22,852,695
	Total Metals & Mining	$22,852,695
Shares		Value
	Multiline Retail - 0.8%
120,144	Dollar General Corp.	$22,706,015
	Total Multiline Retail	$22,706,015
	Oil, Gas & Consumable Fuels - 0.3%
117,401(a)	Renewable Energy Group, Inc.	$9,130,276
	Total Oil, Gas & Consumable Fuels	$9,130,276
	Professional Services - 3.8%
1,610,234(a)	Clarivate Analytics Plc	$36,632,823
29,752(a)	CoStar Group, Inc.	24,508,508
148,854	Thomson Reuters Corp.	12,933,924
144,889	TransUnion	12,201,103
122,270	Verisk Analytics, Inc.	20,033,939
	Total Professional Services	$106,310,297
	Real Estate Management & Development - 0.7%
266,886(a)	CBRE Group, Inc.	$20,221,952
	Total Real Estate Management & Development	$20,221,952
	Semiconductors & Semiconductor Equipment - 6.8%
323,763(a)	Cohu, Inc.	$14,067,502
288,928	Marvell Technology Group, Ltd.	13,949,444
675,977(a)	Micron Technology, Inc.	61,872,175
161,025	MKS Instruments, Inc.	26,553,022
124,852	NXP Semiconductors NV	22,791,733
105,619(a)	Qorvo, Inc.	18,454,808
41,264(a)	SolarEdge Technologies, Inc.	12,309,464
157,872	Xilinx, Inc.	20,570,721
	Total Semiconductors & Semiconductor Equipment	$190,568,869
	Software - 14.5%
97,092(a)	Alteryx, Inc.	$9,281,995
93,119(a)	ANSYS, Inc.	31,752,648
104,458(a)	Atlassian Corp. Plc	24,829,667
93,162(a)	Avalara, Inc.	14,620,844
101,876(a)	Crowdstrike Holdings, Inc.	22,005,216
151,643(a)	DocuSign, Inc.	34,371,402
128,022(a)	Guidewire Software, Inc.	14,209,162
86,587(a)	Palo Alto Networks, Inc.	31,024,988
37,981(a)	Paycom Software, Inc.	14,214,009
75,081(a)	RingCentral, Inc.	28,392,631
43,165(a)	ServiceNow, Inc.	23,026,801
160,468(a)	Splunk, Inc.	22,948,529
202,932	SS&C Technologies Holdings, Inc.	13,450,333
194,673(a)	Synopsys, Inc.	47,735,766
35,196(a)	Trade Desk, Inc.	28,346,506
302,418(a)	Zendesk, Inc.	44,195,367
	Total Software	$404,405,864
	Specialty Retail - 2.1%
15,733(a)	AutoZone, Inc.	$18,249,021
84,268(a)	Burlington Stores, Inc.	21,810,244
180,315(a)	Floor & Decor Holdings, Inc.	17,146,153
	Total Specialty Retail	$57,205,418
	Textiles, Apparel & Luxury Goods - 1.2%
75,181(a)	Lululemon Athletica, Inc.	$23,432,414
302,496(a)	Skechers U.S.A., Inc.	11,071,354
	Total Textiles, Apparel & Luxury Goods	$34,503,768
	TOTAL COMMON STOCKS
	(Cost $1,684,362,814)	$2,772,862,998
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $1,684,362,814)	$2,772,862,998
	OTHER ASSETS AND LIABILITIES - 0.4%	$11,406,415
	NET ASSETS - 100.0%	$2,784,269,413

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of February 28, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,772,862,998	$–	$–	$2,772,862,998
Total Investments in Securities	$2,772,862,998	$–	$–	$2,772,862,998

For the three months ended February 28, 2021, there were no transfers in or out of Level 3.